Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2016
Long-Term Debt, net
Schedule of long-term debt

Long-term debt, net consisted of the following (in thousands):

Lender	As of June 30, 2016	Current portion	Long-term portion	As of December 31, 2015	Current portion	Long-term portion
The Royal Bank of Scotland	$657,788	$22,066	$635,722	$667,134	$24,327	$642,807
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	627,818	876	626,942	627,818	50	627,768
HSH Nordbank	16,762	9,204	7,558	21,208	9,006	12,202
The Export-Import Bank of Korea (“KEXIM”)	3,020	3,020	—	8,204	8,204	—
The Export-Import Bank of Korea & ABN Amro	39,984	11,250	28,734	45,609	11,250	34,359
Deutsche Bank	167,419	5,882	161,537	169,921	5,338	164,583
Citi	132,396	12,323	120,073	136,719	11,425	125,294
Credit Suisse	194,457	11,953	182,504	199,373	11,978	187,395
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece-Sequoia	223,470	15,388	208,082	228,999	13,509	215,490
Commerzbank-Credit Suisse-Golden Tree	250,885	22,577	228,308	258,089	20,139	237,950
The Royal Bank of Scotland (January 2011 Credit Facility)	60,847	33,212	27,635	69,948	30,990	38,958
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (January 2011 Credit Facility)	56,934	39,352	17,582	69,562	37,901	31,661
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management -National Bank of Greece (January 2011 Credit Facility)	14,977	12,840	2,137	20,582	14,244	6,338
Sinosure CEXIM-Citi-ABN Amro Credit Facility	111,870	20,340	91,530	122,040	20,340	101,700
Club Facility (January 2011 Credit Facility)	39,943	30,132	9,811	50,404	32,665	17,739
Citi—Eurobank Credit Facility (January 2011 Credit Facility)	60,908	21,853	39,055	63,834	18,180	45,654
Comprehensive Financing Plan exit fees accrued	17,256	—	17,256	15,501	—	15,501
Fair value hedged debt	140	140	—	433	433	—

Total long-term debt	$2,676,874	$272,408	$2,404,466	$2,775,378	$269,979	$2,505,399

Less: Deferred finance costs, net	(28,462)	—	(28,462)	(34,982)	—	(34,982)

Total long-term debt net of deferred finance costs	$2,648,412	$272,408	$2,376,004	$2,740,396	$269,979	$2,470,417

Schedule of Maturities of long-term debt for the years subsequent

Maturities of long-term debt for the next five years and thereafter subsequent to June 30, 2016, are as follows (in thousands):

Payment due by period ended	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
June 30, 2017	$192,367	$79,901	—	$272,268
June 30, 2018	170,538	97,276	—	267,814
June 30, 2019	127,556	15,281	$1,925,709	2,068,546
June 30, 2020	20,340	—	—	20,340
June 30, 2021	20,340	—	—	20,340
Thereafter	10,170	—	—	10,170

Total long-term debt	$541,311	$192,458	$1,925,709	$2,659,478

* The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances under the restructuring agreement, as such amount will be determinable following the fixed and variable amortization.